Sensitivity analysis to key market risks - Eastspring and central operations (Details) - Jackson - USD ($) $ in Millions			6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2021
Sensitivity analysis
Economic interest	14.30%	18.40%
Available-for-sale
Sensitivity analysis
Financial assets, fair value	$ 325	$ 683	$ 325	$ 683
Portfolio value risk | Available-for-sale
Sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	20.00%	20.00%	20.00%	20.00%
Net effect on shareholders' equity, decrease in assumption	$ (65)	$ (137)	$ (65)	$ (137)
Net effect on other comprehensive income, decrease in assumption			$ (65)	$ (137)